Transactions with Related Parties - Summary of Total Amounts Paid to Key Management Personnel or Directors (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation	$ 39,435	$ 37,226	$ 28,961
Independent directors [Member]
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation	$ 9,216	$ 8,523	$ 8,140